Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

The Group evaluates all events and transactions that occur after December 31, 2025, there is no subsequent event occurred that would require recognition or disclosure in the Group’s consolidated financial statements.